Stock Based Compensation Overview, Expense and Valuation Model (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009
Stock based compensation
Stock-based compensation expense	$ 20,183,000	$ 18,044,000	$ 16,362,000
Income tax benefit	(7,581,000)	(6,812,000)	(6,154,000)
Total stock-based compensation expense, net of income taxes	12,602,000	11,232,000	10,208,000
Unrecognized compensation cost for all stock-based compensation awards	24,100,000
Weighted average period for recognition of unrecognized compensation cost for all stock-based compensation awards	2
Tax benefit from exercise of stock options and other awards	4,600,000
Employee Service Share-based Compensation, Policy for Issuing Shares upon Exercise	U.S. Cellular uses treasury stock to satisfy requirements for Common Shares issued pursuant to its various stock-based compensation plans.
System operations
Stock based compensation
Stock-based compensation expense	2,645,000	2,035,000	1,850,000
Selling, general and administrative expense
Stock based compensation
Stock-based compensation expense	17,538,000	16,009,000	14,512,000
2005 Long-Term Incentive Plan
Stock-based compensation, overview
Terms of Award	Under the U.S. Cellular 2005 Long-Term Incentive Plan, U.S. Cellular may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2011, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards.
2005 Long-Term Incentive Plan | Stock Options
Stock based compensation
Stock-based compensation expense	9,549,000	7,179,000	7,024,000
2005 Long-Term Incentive Plan | Restricted Stock Units
Stock based compensation
Stock-based compensation expense	10,037,000	10,056,000	8,640,000
2005 Long-Term Incentive Plan | Deferred Compensation Stock Units
Stock based compensation
Stock-based compensation expense	12,000	165,000	151,000
Employee Stock Purchase Plan
Stock based compensation
Stock-based compensation expense	255,000	314,000	241,000
Non-Employee Directors' Plan
Stock based compensation
Stock-based compensation expense	$ 330,000	$ 330,000	$ 306,000
Common Shares | 2005 Long-Term Incentive Plan
Stock based compensation
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	5,836,000
Common Shares | 2005 Long-Term Incentive Plan | Stock Options
Stock-based compensation, overview
Terms of Award	Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over a period of three years from the date of grant. Stock options outstanding at December 31, 2011 expire between 2012 and 2021. However, vested stock options typically expire 30 days after the effective date of an employee’s termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of U.S. Cellular Common Shares on the date of grant.
Black Scholes valuation model assumptions
Expected life	4.3		3.9
Expected life, minimum		0.9
Expected life, maximum		8
Expected annual volatility rate, minimum	43.40%	26.90%	40.30%
Expected annual volatility rate, maximum	44.80%	43.90%	44.20%
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate, minimum	0.70%	0.40%	1.20%
Risk-free interest rate, maximum	2.00%	3.10%	2.20%
Estimated annual forfeiture rate			6.90%
Estimated annual forfeiture rate, minimum	0.00%	0.00%
Estimated annual forfeiture rate, maximum	7.80%	8.40%
Common Shares | 2005 Long-Term Incentive Plan | Restricted Stock Units
Stock-based compensation, overview
Terms of Award	U.S. Cellular grants restricted stock unit awards, which generally vest after three years, to key employees. U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.
Common Shares | Employee Stock Purchase Plan
Stock-based compensation, overview
Terms of Award	The U.S. Cellular 2009 Employee Stock Purchase Plan became effective January 1, 2009. All remaining shares reserved under this plan were issued and the plan was terminated in the fourth quarter of 2011, in advance of its original termination date of December 31, 2013. Under this plan, eligible employees of U.S. Cellular and its subsidiaries could purchase a limited number of U.S. Cellular Common Shares on a quarterly basis. U.S. Cellular employees were also eligible to participate in the TDS Employee Stock Purchase Plan before this was terminated in the fourth quarter of 2011.
Common Shares | Non-Employee Directors' Plan
Stock based compensation
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	32,000